Intangible assets (Details 4) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill		€ 1,204
Gas And Power [Member]
Goodwill		932
Gas And Power [Member] | Domestic Gas Market [Member]
Goodwill	835	835
Gas And Power [Member] | European Gas Market [Member]
Goodwill	€ 142	€ 97